COLUMBIA MID CAP VALUE FUND
                                  (the "Fund")
                 Supplement to Prospectus Dated February 1, 2004
                             Class A, B and C Shares
                   (Replacing Supplement dated October 7, 2004)



1. Effective July 1, 2004, similar language under the heading "Sales Charge" was replaced in its entirety with the following:

Purchases of less than $250,000:

Class B Sales Charges

                                                              % deducted when
Holding period after purchase                                 shares are sold
Through first year                                                   5.00
Through second year                                                  4.00
Through third year                                                   3.00
Through fourth year                                                  3.00
Through fifth year                                                   2.00
Through sixth year                                                   1.00
Longer than six years                                                0.00

Commission to financial advisors is 4.00%.


2. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.



3. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and Exchanges Should be Made for Investment Purposes Only Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.


4. The section "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

Daniel K. Cantor, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since August, 2000. Mr. Cantor has been associated with Columbia Management or its predecessors since 1985.

Effective November 1, 2004, Daniel K. Cantor will no longer be a co-manager for the Fund.

David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999.


719-36/047T-1004                                                October 8, 2004

                           COLUMBIA MID CAP VALUE FUND
                                  (the "Fund")
                 Supplement to Prospectus Dated February 1, 2004
                                 Class Z Shares
                   (Replacing Supplement dated October 7, 2004)



1. The disclosure under the heading "How to Exchange Shares" is revised in its entirety as follows:

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


2. The disclosure under the heading "Fund Policy on Trading of Fund Shares" is revised in its entirety as follows:

Purchases and Exchanges Should be Made for Investment Purposes Only Frequent purchases, redemptions or exchanges of Fund shares may disrupt portfolio management and increase Fund expenses. The Fund has adopted certain policies and methods intended to identify and to discourage frequent trading in the Fund. However, as discussed below, the Fund cannot ensure that all such activity can be identified or terminated.

Right to Reject or Restrict Orders and Close Accounts The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions accepted by any shareholder's financial intermediary, when the Fund believes it is in its shareholders' best interest. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The Fund may also fully redeem the shares and close the account of any shareholder whom it believes is engaged or intends to engage in frequent trading.

Limitations on the Ability to Identify or to Terminate Frequent Trading There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In particular, a substantial portion of purchase, redemption and exchange orders are received from omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, retirement plans and variable insurance products. The Fund typically is not able to identify trading by a particular beneficial owner, which may make it difficult or impossible to determine if a particular account is engaged in frequent trading. There are also operational and technological limitations on the Fund's agents' ability to identify or terminate frequent trading activity, and the techniques used by the Fund and its agents are not anticipated to identify all frequent trading.

3. The section "Portfolio Managers" under the heading "Managing the Fund" is revised in its entirety as follows:

Daniel K. Cantor, a senior vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since August, 2000. Mr. Cantor has been associated with Columbia Management or its predecessors since 1985.

Effective November 1, 2004, Daniel K. Cantor will no longer be a co-manager for the Fund.

David I. Hoffman, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.

Diane L. Sobin, a senior portfolio manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July, 1997 to October, 1999.


719-36/048T-1004                                                October 8, 2004